Employee Benefits - Pension Plans with Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 676	$ 6,829
Fair value of plan assets		5,838
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$ 628	$ 553